13. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments under the lease agreements
	Fiscal Year Ended March 31,
	2016	2017	2018	2019
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$73,048	$75,512	$78,156	$67,018

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	31,923	–	–	–

11 Deer Park Drive, South Brunswick, NJ office lease	27,423	–	–	–

Total Lease Commitments	$132,394	$75,512	$78,156	$67,018